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TIAA-CREF Social Choice International Equity Fund
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TIAA-CREF International Funds

TIAA-CREF Social Choice International Equity Fund (the “Fund”)

SUPPLEMENT NO. 1
dated March 1, 2024 to the Summary Prospectus and Statutory Prospectus dated March 1, 2024

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change in the Fund’s name and non-fundamental policy to invest at least 80% of its assets in particular investments (“80% Policy”), effective May 1, 2024. Therefore, effective as of May 1, 2024, all references to the TIAA-CREF Social Choice International Equity Fund are hereby changed to the Nuveen International Responsible Equity Fund.

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Additionally, effective as of May 1, 2024, the following language hereby replaces the Fund’s 80% policy found in the first sentence in the first paragraph of the Fund’s “Principal investment strategies” section in both the Summary Prospectus and the Statutory Prospectus:

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of foreign issuers that meet the Fund’s ESG criteria.